DEFERRED REVENUES - Summary of Deferred Revenues (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred revenues, total	€ 4,314	€ 3,848
Less long term portion	(264)	(440)
Deferred revenues, current portion	4,050	3,408
Maintenance contracts
Deferred revenues, total	1,803	1,624
RPP
Deferred revenues, total	517	315
Sale of devices
Deferred revenues, total	83	114
Extension of warranty, included in sales contracts
Deferred revenues, total	535	740	€ 782
Treatment probe lease and other
Deferred revenues, total	€ 1,376	€ 1,055